INTANGIBLE ASSETS AND GOODWILL - Schedule of Estimated Future Amortization Expense on Acquired Intangibles (Details) - USD ($) $ in Thousands	Jan. 31, 2026	Jan. 31, 2025
Intangible Assets - Future Amortization [Abstract]
2027	$ 604
2028	604
2029	604
2030	604
2031	604
Thereafter	1,360
Net	$ 4,380	$ 0